General (Variable Interest Entities) (Narrative) (Details) (USD $) In Millions, unless otherwise specified		1 Months Ended	12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2012 item	Jun. 30, 2008 AerCap Partners I [Member] item	Dec. 31, 2012 AerCap Partners I [Member]	Dec. 31, 2012 Aviation Leasing Company Limited [Member]	Dec. 31, 2012 AerDragon Aviation Partners Limited [Member]	Dec. 31, 2011 AerDragon Aviation Partners Limited [Member]	Dec. 31, 2010 AerDragon Aviation Partners Limited [Member]	Dec. 31, 2009 AerDragon Aviation Partners Limited [Member]	Dec. 31, 2012 China Aviation's Ownership Percentage In AerDragon [Member]	Dec. 31, 2012 Credit Agricole's Ownership Percentage In AerDragon [Member]	Dec. 31, 2012 Deucalion Aviation Funds' Ownership Interest In AerCap Partners I [Member]	Jun. 30, 2008 AerCap Holdings N.V. [Member] AerCap Partners I [Member]	Jun. 30, 2008 Deucalion Aviation Funds [Member] AerCap Partners I [Member]	Dec. 31, 2012 AerDragon [Member] item	Dec. 31, 2010 A330 Joint Venture [Member]
Variable Interest Entity [Line Items]
Ownership percentage			50.00%						50.00%	25.00%	50.00%			25.00%
Number of aircraft owned	212													17
Maximum loss exposure, equity investment, amount														$ 41.2
Maximum loss exposure, debt guaranteed, amount														18.5
Maximum loss exposure, amount														59.7
Number of aircraft acquired		19
Senior debt facility		425.7
Subordinated debt		125.6										62.8	62.8
Ownership percentage sold															50.00%
General Partners' Contributed Capital				$ 10.0	$ 140.0	$ 130.0	$ 120.0	$ 50.0